Taxation (Details)		12 Months Ended				48 Months Ended	72 Months Ended
	Mar. 16, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2015
Taxation
Applicable tax rate approved (as a percent)		25.00%	25.00%	25.00%
Chongqing Haijia | Encouraged industry in the Western Regions of China
Taxation
Preferential corporate income tax rate (as a percent)		15.00%	15.00%
Chengdu Jingdong Century Trading Co., Ltd. | Encouraged industry in the Western Regions of China
Taxation
Preferential corporate income tax rate (as a percent)		15.00%	15.00%
PRC
Taxation
Applicable tax rate approved (as a percent)	25.00%
Withholding tax rate on dividend distributed by FIE		10.00%
Maximum rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions		5.00%
Minimum ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong		25.00%
PRC | Chinabank Payment Technology | High and new technology enterprise
Taxation
Preferential corporate income tax rate (as a percent)							15.00%
PRC | Beijing Shangke | High and new technology enterprise
Taxation
Preferential corporate income tax rate (as a percent)						15.00%
PRC | Beijing Shangke | Software enterprise
Taxation
Number of years exempted from income tax		2 years
Reduction percentage of preferential corporate income tax rate		50.00%
Number of years half exempted income tax		3 years
PRC | Sales of audio, video products and books
Taxation
VAT rate (as a percent)		13.00%
PRC | Sales of other products
Taxation
VAT rate (as a percent)		17.00%
PRC | Online advertising and other services
Taxation
VAT rate (as a percent)		6.00%
Percentage of cultural undertaking development fees		3.00%
Business tax rate (as a percent)					5.00%
PRC | Logistic services
Taxation
VAT rate one (as a percent)		6.00%
VAT rate two (as a percent)		11.00%
Business tax rate (as a percent)					3.00%
PRC | Online payment services | Chinabank Payment
Taxation
Business tax rate (as a percent)		5.00%
PRC | Online payment services | Chinabank Payment Technology
Taxation
Business tax rate (as a percent)		5.00%
Hong Kong
Taxation
Profit tax rate (as a percent)		16.50%